TYPE			13F-HR/A

PERIOD			06/30/07

FILER
	CIK		0000911084
	CCC		#XDJS5RC

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: JUNE 30, 2007

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER: [2]
THIS AMENDMENT (CHECK ONE):  [X] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   AUGUST 7, 2007

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2007.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  55 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $60,707(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP                   COM              02209s103     2585    36857 SH       Sole                    25282             11575
                                                               217     3100 SH       Other                                      3100
AMERICAN INTL GRP              COM              026874107     2538    36247 SH       Sole                    24492             11755
                                                                88     1250 SH       Other                                      1250
ASPEN INS HDGS LTD             COM              G05384105     1432    51030 SH       Sole                    34530             16500
                                                                51     1800 SH       Other                                      1800
BARD, C.R. INC.                COM              067383109     1824    22069 SH       Sole                    14789              7280
                                                               116     1400 SH       Other                                      1400
BOSTON SCIENTIFIC              COM              101137107      876    57090 SH       Sole                    38540             18550
                                                                30     1925 SH       Other                                      1925
CITIGROUP INC                  COM              172967101     2547    49662 SH       Sole                    33507             16155
DOVER CORP                     COM              260003108     2729    53352 SH       Sole                    35887             17465
                                                               107     2100 SH       Other                                      2100
EMERSON ELECTRIC               COM              291011104     1482    31674 SH       Sole                    20804             10870
GANNETT INC                    COM              364730101     1069    19455 SH       Sole                    13240              6215
GENERAL ELECTRIC               COM              369604103     2940    76790 SH       Sole                    52020             24770
                                                               102     2665 SH       Other                                      2665
HOME DEPOT INC                 COM              437076102     2284    58031 SH       Sole                    39386             18645
                                                                65     1650 SH       Other                                      1650
HONEYWELL INTL                 COM              438516106     2886    51281 SH       Sole                    34666             16615
                                                                27      475 SH       Other                                       475
JOHNSON & JOHNSON              COM              478160104     2842    46115 SH       Sole                    31197             14918
                                                                99     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104      897    25433 SH       Sole                    17433              8000
                                                                76     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1489    15285 SH       Sole                    10315              4970
                                                                50      515 SH       Other                                       515
LEGGETT & PLATT                COM              524660107     1609    72979 SH       Sole                    50324             22655
                                                                22     1000 SH       Other                                      1000
LOWE'S COMPANIES               COM              548661107     2347    76465 SH       Sole                    51865             24600
                                                                68     2200 SH       Other                                      2200
MEDTRONIC INC                  COM              585055106     1147    22110 SH       Sole                    14685              7425
                                                                41      800 SH       Other                                       800
MONTPELIER RE HLDGS LTD        COM              G62185106      985    53140 SH       Sole                    35715             17425
NEWS CORP LTD A                COM              65248E104     2152   101475 SH       Sole                    68360             33115
                                                                76     3605 SH       Other                                      3605
PFIZER INC                     COM              717081103     1832    71646 SH       Sole                    48836             22810
                                                               134     5225 SH       Other                                      5225
ST JUDE MEDICAL                COM              790849103     1429    34430 SH       Sole                    23155             11275
                                                                50     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     2069    32800 SH       Sole                    22155             10645
                                                                70     1110 SH       Other                                      1110
TEXTRON INC                    COM              883203101     2030    18432 SH       Sole                    12175              6257
                                                                78      705 SH       Other                                       705
TYCO INTL LTD                  COM              902124106     3817   112972 SH       Sole                    75892             37080
                                                                84     2475 SH       Other                                      2475
UNITEDHEALTH GRP               COM              91324p102     1341    26228 SH       Sole                    17743              8485
                                                                46      895 SH       Other                                       895
WAL-MART STORES                COM              931142103     2735    56855 SH       Sole                    38485             18370
                                                                95     1980 SH       Other                                      1980
WELLS FARGO & CO               COM              949746101     1614    45899 SH       Sole                    29154             16745
WYNDHAM WORLDWIDE              COM              98310W108     1215    33513 SH       Sole                    22561             10952
                                                                43     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102     2063    24305 SH       Sole                    16430              7875
                                                                70      825 SH       Other                                       825